Common Shareholders' Equity (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Initial balance restated	$ 1,604,899,853
Other comprehensive income	(51,702,359)	$ 216,781,187	$ (122,396,042)
Equity Holders [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive income, beginning balance	34,533,097	(176,430,981)	(56,258,000)
Increase (decrease) due to changes in accounting policies	(61,607,045)
Initial balance restated	(27,073,948)
Reclassification of OCI to the value of the hedged asset	351,247		(9,189,724)
Gains (losses) from defined benefit plans	(1,566,931)		1,371,350
Conversion of joint ventures and foreign subsidiaries	(155,912,925)	(59,153,275)	(484,980,723)
Inflation adjustment of subsidiaries in Argentina	109,407,204	267,829,919	366,924,617
Charge to equity	322,521	(922,296)	827,401
Equity holders of the parent	(47,398,884)	210,964,078	(120,172,981)
Other comprehensive income, ending balance	(74,472,832)	34,533,097	(176,430,981)
Non-controlling interests	(4,303,475)	5,817,109	(2,223,061)
Other comprehensive income	(51,702,359)	216,781,187	(122,396,042)
Change in fair value of hedging instrument recognized in OCI		4,657,447
Actuarial gains (losses) from defined benefit plans		(1,447,717)
Reclassification of the OCI to the result by function			4,874,098
Equity Holders [Member] | Reserve of exchange differences on translation
IfrsStatementLineItems [Line Items]
Other comprehensive income, beginning balance	50,582,827	(158,095,385)	(40,039,090)
Increase (decrease) due to changes in accounting policies	(61,607,045)
Initial balance restated	(11,024,218)
Reclassification of OCI to the value of the hedged asset
Gains (losses) from defined benefit plans
Conversion of joint ventures and foreign subsidiaries	(155,912,897)	(59,151,707)	(484,980,912)
Inflation adjustment of subsidiaries in Argentina	109,407,204	267,829,919	366,924,617
Charge to equity
Equity holders of the parent	(46,505,693)	208,678,212	(118,056,295)
Other comprehensive income, ending balance	(57,529,911)	50,582,827	(158,095,385)
Non-controlling interests	(4,234,420)	5,841,555	(2,237,091)
Other comprehensive income	(50,740,113)	214,519,767	(120,293,386)
Change in fair value of hedging instrument recognized in OCI
Actuarial gains (losses) from defined benefit plans
Reclassification of the OCI to the result by function
Equity Holders [Member] | Reserve of cash flow hedges
IfrsStatementLineItems [Line Items]
Other comprehensive income, beginning balance	(3,931,432)	(7,331,368)	(4,180,961)
Increase (decrease) due to changes in accounting policies
Initial balance restated	(3,931,432)
Reclassification of OCI to the value of the hedged asset	351,247		(9,189,724)
Gains (losses) from defined benefit plans
Conversion of joint ventures and foreign subsidiaries
Inflation adjustment of subsidiaries in Argentina
Charge to equity	(94,837)	(1,257,511)	1,165,219
Equity holders of the parent	256,410	3,399,936	(3,150,407)
Other comprehensive income, ending balance	(3,675,022)	(3,931,432)	(7,331,368)
Non-controlling interests	(32,953)	65,187	(46,388)
Other comprehensive income	223,457	3,465,123	(3,196,795)
Change in fair value of hedging instrument recognized in OCI		4,657,447
Actuarial gains (losses) from defined benefit plans
Reclassification of the OCI to the result by function			4,874,098
Equity Holders [Member] | Reserve of Actuarial gains and losses on defined benefit plans
IfrsStatementLineItems [Line Items]
Other comprehensive income, beginning balance	(10,430,064)	(9,317,562)	(10,351,094)
Increase (decrease) due to changes in accounting policies
Initial balance restated	(10,430,064)
Reclassification of OCI to the value of the hedged asset
Gains (losses) from defined benefit plans	(1,566,931)		1,371,350
Conversion of joint ventures and foreign subsidiaries
Inflation adjustment of subsidiaries in Argentina
Charge to equity	417,358	335,215	(337,818)
Equity holders of the parent	(1,149,573)	(1,112,502)	1,033,532
Other comprehensive income, ending balance	(11,579,637)	(10,430,064)	(9,317,562)
Non-controlling interests	(36,130)	(91,201)	60,607
Other comprehensive income	(1,185,703)	(1,203,703)	1,094,139
Change in fair value of hedging instrument recognized in OCI
Actuarial gains (losses) from defined benefit plans		(1,447,717)
Reclassification of the OCI to the result by function
Equity Holders [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive income, beginning balance	(1,688,234)	(1,686,666)	(1,686,855)
Increase (decrease) due to changes in accounting policies
Initial balance restated	(1,688,234)
Reclassification of OCI to the value of the hedged asset
Gains (losses) from defined benefit plans
Conversion of joint ventures and foreign subsidiaries	(28)	(1,568)	189
Inflation adjustment of subsidiaries in Argentina
Charge to equity
Equity holders of the parent	(28)	(1,568)	189
Other comprehensive income, ending balance	(1,688,262)	(1,688,234)	(1,686,666)
Non-controlling interests	28	1,568	(189)
Other comprehensive income
Change in fair value of hedging instrument recognized in OCI
Actuarial gains (losses) from defined benefit plans
Reclassification of the OCI to the result by function